JUNE 20, 2024
SUPPLEMENT TO
HARTFORD MULTI-ASSET INCOME FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024
This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.
Effective August 1, 2024, Lutz-Peter Wilke, CFA and Loren L. Moran, CFA will no longer serve as portfolio managers to the Hartford Multi-Asset Income Fund and Stephen A. Gorman, PhD, CFA will be the portfolio manager for the Hartford Multi-Asset Income Fund. Accordingly, the following changes are being made in the above referenced Summary Prospectus:
(a) Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus, the reference to “portfolio managers” is replaced with “portfolio manager” effective August 1, 2024.
(b) Under the heading “Management” in the above referenced Summary Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following effective August 1, 2024:
Portfolio Manager	Title	Involved with Fund Since
Stephen A. Gorman, PhD, CFA	Senior Managing Director and Portfolio Manager	August 2024

This Supplement should be retained with your Summary Prospectus for future reference.
HV-7673
June 2024